WCM Select Global Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.4%
	BELGIUM — 2.9%
57	UCB S.A.	$17,173
	BRAZIL — 1.1%
462	NU Holdings, Ltd. - Class A*	6,639
	CANADA — 2.0%
41	Celestica, Inc.*	11,549
	CHINA — 1.9%
276	GDS Holdings Ltd. - ADR*	11,120
	FRANCE — 2.8%
227	Societe Generale S.A.	16,574
	GERMANY — 10.8%
197	RENK Group A.G.	11,775
299	Siemens Energy A.G.	51,560
		63,335
	ISRAEL — 3.2%
614	Teva Pharmaceutical Industries Ltd. - ADR*	18,494
	ITALY — 2.0%
300	Avio S.p.A.	11,646
	NETHERLANDS — 2.0%
260	Prosus N.V.*	12,036
	SINGAPORE — 3.8%
268	Sea Ltd. - ADR*	22,193
	SOUTH KOREA — 4.7%
119	Samsung Electronics Co., Ltd.	13,919
41	SK Square Co., Ltd.*	13,499
		27,418
	SWEDEN — 2.6%
233	Saab A.B. - Class B	15,250
	TAIWAN — 5.7%
2,000	Lite-On Technology Corp.	9,153

WCM Select Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
71	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	$23,994
		33,147
	UNITED KINGDOM — 11.1%
358	3i Group PLC	11,668
725	Babcock International Group PLC	11,255
2,191	Rolls-Royce Holdings PLC	33,287
724	Wise PLC - Class A*	8,719
		64,929
	UNITED STATES — 36.8%
251	ACM Research, Inc. - Class A*	9,877
69	Amazon.com, Inc.*	14,371
405	American Healthcare REIT, Inc. - REIT	19,100
77	AppLovin Corp. - Class A*	30,646
1,446	Brookdale Senior Living, Inc.*	19,781
74	Carpenter Technology Corp.	29,167
18	Comfort Systems USA, Inc.	24,822
936	Compass, Inc.*	6,842
83	Illumina, Inc.*	10,231
21	LPL Financial Holdings, Inc.	6,317
72	Reinsurance Group of America, Inc.	14,699
93	SharkNinja, Inc.*	9,849
144	Tapestry, Inc.	20,320
		216,022
	TOTAL COMMON STOCKS
	(Cost $591,634)	547,525
	TOTAL INVESTMENTS — 93.4%
	(Cost $591,634)	547,525
	Other Assets in Excess of Liabilities — 6.6%	38,846
	TOTAL NET ASSETS — 100.0%	$586,371

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.